Leases (Details) - Schedule of Amounts Recognized in Profit or Loss € in Thousands, ₪ in Thousands		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 ILS (₪)
Schedule of Amounts Recognized in Profit or Loss [Member]
Depreciation on right-of-use asset	[1]	€ 718			€ 743			€ 774
Interest expenses on lease liability		€ 407	[1]	₪ 66	€ 370	[1]	₪ 74	€ 367	[1]	₪ 73

[1]	The remainder of the depreciation and the interest is capitalized to fixed assets.